UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	$ 690	$ 431
Financial assets	75	13
Accounts receivable and other	854	928
Due from Brookfield Infrastructure	1,663	1,574
Assets classified as held for sale	1,060	0
Current assets	4,342	2,946
Property, plant and equipment	13,518	14,198
Intangible assets	3,238	3,102
Investments in associates	275	295
Goodwill	1,708	1,680
Financial assets	39	77
Other assets	1,385	1,688
Deferred income tax asset	37	39
Total assets	24,542	24,025
Liabilities
Accounts payable and other	1,166	1,208
Non-recourse borrowings	658	1,214
Financial liabilities	29	17
Loans payable to Brookfield Infrastructure	100	100
Shares classified as financial liability	5,392	5,129
Liabilities classified as held for sale	809	0
Current liabilities	8,154	7,668
Non-recourse borrowings	12,128	11,955
Financial liabilities	28	6
Other liabilities	177	174
Deferred income tax liability	2,256	2,217
Total liabilities	22,743	22,020
Equity
Brookfield Infrastructure Partners L.P.	(1,540)	(1,299)
Non-controlling interest	3,339	3,304
Total equity	1,799	2,005
Total liabilities and equity	$ 24,542	$ 24,025